Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2023
Accounts Receivable Net [Abstract]
Schedule of Accounts receivable	Accounts receivable, net consist of the following:
Third Parties	March 31, 2023	September 30, 2022
Accounts receivable - third-party customers	$4,054,688	$3,945,362
Less: allowance for doubtful accounts	(185,289)	(114,486)
Accounts receivable – third-party customers, net	$3,869,399	$3,830,876

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts movement is as follows:
	March 31, 2023	September 30, 2022
Beginning balance	$114,486	$96,688
Additions	171,522	28,943
Less: write-off	(105,843)	-
Foreign currency translation adjustments	5,124	(11,145)
Ending balance	$185,289	$114,486